Guarantor Financial Statements (Notes)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Guarantor Financial Statements [Abstract]
Guarantor Financial Statements
GUARANTOR FINANCIAL STATEMENTS
Diamondback E&P and Diamondback O&G are unconditional guarantor’s (the “Guarantor Subsidiaries”) of the Senior Notes and the second amended and restated credit agreement. On June 23, 2014, in connection with the initial public offering of Viper Energy Partners LP the Company designated the Partnership, its general partner, Viper Energy Partners GP, and the Partnership’s subsidiary Viper Energy Partners LLC as unrestricted subsidiaries under the Indenture and upon such designation, Viper Energy Partners LLC, which was a guarantor under the Indenture prior to such designation, was released as a guarantor under the Indenture. Viper Energy Partners LLC is a limited liability company formed on September 18, 2013 to own and acquire mineral and other oil and natural gas interests in properties in the Permian Basin in West Texas. The following presents condensed consolidated financial information as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 on an issuer (parent company), Guarantor Subsidiaries, Non–Guarantor Subsidiaries and consolidated basis. Elimination entries presented are necessary to combine the entities. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the Guarantor Subsidiaries operated as independent entities. The Company has not presented separate financial and narrative information for each of the Guarantor Subsidiaries because it believes such financial and narrative information would not provide any additional information that would be material in evaluating the sufficiency of the Guarantor Subsidiaries.

Condensed Consolidated Balance Sheet
March 31, 2014
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$18,398	$6,517	$399	$—	$25,314
Accounts receivable	—	47,649	6,631	—	54,280
Accounts receivable - related party	—	2,298	—	—	2,298
Intercompany receivable	985,692	78,635	—	(1,064,327)	—
Intercompany note receivable	440,000	—	—	(440,000)	—
Inventories	—	5,889	—	—	5,889
Deferred income taxes	1,377	—	—	—	1,377
Other current assets	132	1,335	28	—	1,495
Total current assets	1,445,599	142,323	7,058	(1,504,327)	90,653
Property and equipment
Oil and natural gas properties, at cost, based on the full cost method of accounting	—	1,614,610	450,961	—	2,065,571
Pipeline and gas gathering assets	—	6,503	—	—	6,503
Other property and equipment	—	4,635	—	—	4,635
Accumulated depletion, depreciation, amortization and impairment	—	(233,543)	(10,766)	1,178	(243,131)
	—	1,392,205	440,195	1,178	1,833,578
Investment in subsidiaries	281,130	—	—	(281,130)	—
Other assets	9,997	2,669	—	—	12,666
Total assets	$1,736,726	$1,537,197	$447,253	$(1,784,279)	$1,936,897
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$24,487	$—	$—	$24,487
Accounts payable-related party	—	313	—	—	313
Intercompany payable	78,526	985,801	—	(1,064,327)	—
Other current liabilities	18,661	111,338	412	—	130,411
Total current liabilities	97,187	1,121,939	412	(1,064,327)	155,211
Long-term debt	450,000	137,000	—	—	587,000
Intercompany note payable	—	—	440,000	(440,000)	—
Asset retirement obligations	—	5,147	—	—	5,147
Deferred income taxes	106,630	—	—	—	106,630
Total liabilities	653,817	1,264,086	440,412	(1,504,327)	853,988
Commitments and contingencies
Stockholders’ equity:	1,082,909	273,111	6,841	(279,952)	1,082,909
Total equity	1,082,909	273,111	6,841	(279,952)	1,082,909
Total liabilities and equity	$1,736,726	$1,537,197	$447,253	$(1,784,279)	$1,936,897

Condensed Consolidated Balance Sheet
December 31, 2013
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$526	$14,267	$762	$—	$15,555
Accounts receivable	—	28,544	—	9,426	37,970
Accounts receivable - related party	—	1,303	—	—	1,303
Royalty income receivable	—	—	9,426	(9,426)	—
Intercompany receivable	715,169	413,744	—	(1,128,913)	—
Intercompany note receivable	440,000	—	—	(440,000)	—
Inventories	—	5,631	—	—	5,631
Deferred income taxes	112	—	—	—	112
Other current assets	—	1,397	—	—	1,397
Total current assets	1,155,807	464,886	10,188	(1,568,913)	61,968
Property and equipment
Oil and natural gas properties, at cost, based on the full cost method of accounting	—	1,200,326	448,034	—	1,648,360
Pipeline and gas gathering assets	—	6,142	—	—	6,142
Other property and equipment	—	4,071	—	—	4,071
Accumulated depletion, depreciation, amortization and impairment	—	(207,037)	(5,199)	—	(212,236)
	—	1,003,502	442,835	—	1,446,337
Investment in subsidiaries	235,334	—	—	(235,334)	—
Other assets	10,207	3,102	—	—	13,309
Total assets	$1,401,348	$1,471,490	$453,023	$(1,804,247)	$1,521,614
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$2,679	$—	$—	$2,679
Accounts payable-related party	—	17	—	—	17
Intercompany payable	3,920	1,115,214	87	(1,119,221)	—
Intercompany accrued interest	—	—	9,692	(9,692)	—
Other current liabilities	10,123	108,245	256	—	118,624
Total current liabilities	14,043	1,226,155	10,035	(1,128,913)	121,320
Long-term debt	450,000	10,000	—	—	460,000
Intercompany note payable	—	—	440,000	(440,000)	—
Asset retirement obligations	—	2,989	—	—	2,989
Deferred income taxes	91,764	—	—	—	91,764
Total liabilities	555,807	1,239,144	450,035	(1,568,913)	676,073
Commitments and contingencies
Stockholders’ equity:	845,541	232,346	2,988	(235,334)	845,541
Total equity	845,541	232,346	2,988	(235,334)	845,541
Total liabilities and equity	$1,401,348	$1,471,490	$453,023	$(1,804,247)	$1,521,614

Condensed Consolidated Statement of Operations
Three Months Ended March 30, 2014
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$75,249	$—	$14,509	$89,758
Natural gas sales	—	2,832	—	503	3,335
Natural gas liquid sales	—	4,070	—	841	4,911
Royalty income	—	—	15,853	(15,853)	—
Total revenues	—	82,151	15,853	—	98,004
Costs and expenses:
Lease operating expenses	—	7,915	—	—	7,915
Production and ad valorem taxes	—	4,903	921	18	5,842
Gathering and transportation	—	588	—	(6)	582
Depreciation, depletion and amortization	—	25,801	5,567	(395)	30,973
General and administrative expenses	3,985	506	66	—	4,557
Asset retirement obligation accretion expense	—	72	—	—	72
Intercompany charges	—	—	78	(78)	—
Total costs and expenses	3,985	39,785	6,632	(461)	49,941
Income (loss) from operations	(3,985)	42,366	9,221	461	48,063
Other income (expense)
Interest income - intercompany	5,368	—	—	(5,368)	—
Interest expense	(5,887)	(618)	—	—	(6,505)
Interest expense - intercompany	—	—	(5,368)	5,368	—
Other income - intercompany	—	78	—	(78)	—
Other income - related party	—	30	—	—	30
Loss on derivative instruments, net	—	(4,398)	—	—	(4,398)
Total other expense, net	(519)	(4,908)	(5,368)	(78)	(10,873)
Income (loss) before income taxes	(4,504)	37,458	3,853	383	37,190
Provision for income taxes	13,601	—	—	—	13,601
Net income (loss)	$(18,105)	$37,458	$3,853	$383	$23,589

Condensed Consolidated Statement of Operations
Three Months Ended March 30, 2013
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$25,253	$—	$—	$25,253
Natural gas sales	—	1,151	—	—	1,151
Natural gas liquid sales	—	2,505	—	—	2,505
Total revenues	—	28,909	—	—	28,909
Costs and expenses:
Lease operating expenses	—	5,435	—	—	5,435
Production and ad valorem taxes	—	1,427	—	—	1,427
Gathering and transportation	—	133	—	—	133
Depreciation, depletion and amortization	—	10,738	—	—	10,738
General and administrative expenses	741	1,730	—	—	2,471
Asset retirement obligation accretion expense	—	43	—	—	43
Total costs and expenses	741	19,506	—	—	20,247
Income (loss) from operations	(741)	9,403	—	—	8,662
Other income (expense)
Interest expense	—	(485)	—	—	(485)
Other income - related party	—	389	—	—	389
Gain (loss) on derivative instruments, net	—	(8)	—	—	(8)
Total other expense, net	—	(104)	—	—	(104)
Income (loss) before income taxes	(741)	9,299	—	—	8,558
Provision for income taxes	3,162	—	—	—	3,162
Net income (loss)	$(3,903)	$9,299	$—	$—	$5,396

Condensed Consolidated Statement of Cash Flows
Three Months Ended March 31, 2014
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$11,805	$53,416	$6,543	$(298)	$71,466

Cash flows from investing activities:
Additions to oil and natural gas properties	—	(79,378)	(6,878)	395	(85,861)
Acquisition of leasehold interests	—	(312,207)	—	—	(312,207)
Intercompany transfers	(204,544)	204,544	—	—	—
Other investing activities	—	(1,116)	—	—	(1,116)
Net cash used in investing activities	(204,544)	(188,157)	(6,878)	395	(399,184)
Cash flows from financing activities:
Proceeds from borrowing on credit facility	—	127,000	—	—	127,000
Proceeds from public offerings	208,644	—	—	—	208,644
Other financing activities	1,967	(9)	(28)	(97)	1,833
Net cash provided by (used in) financing activities	210,611	126,991	(28)	(97)	337,477

Net increase in cash and cash equivalents	17,872	(7,750)	(363)	—	9,759
Cash and cash equivalents at beginning of period	526	14,267	762	—	15,555
Cash and cash equivalents at end of period	$18,398	$6,517	$399	$—	$25,314

Condensed Consolidated Statement of Cash Flows
Three Months Ended March 31, 2013
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$(5)	$16,860	$—	$—	$16,855

Cash flows from investing activities:
Additions to oil and natural gas properties	—	(54,962)	—	—	(54,962)
Acquisition of leasehold interests	—	(18,550)	—	—	(18,550)
Other investing activities	—	(582)	—	—	(582)
Net cash used in investing activities	—	(74,094)	—	—	(74,094)
Cash flows from financing activities:
Proceeds from borrowing on credit facility	—	36,500	—	—	36,500
Intercompany transfers	103	(103)	—	—	—
Other financing activities	(103)	—	—	—	(103)
Net cash provided by (used in) financing activities	—	36,397	—	—	36,397

Net increase in cash and cash equivalents	(5)	(20,837)	—	—	(20,842)
Cash and cash equivalents at beginning of period	14	26,344	—	—	26,358
Cash and cash equivalents at end of period	$9	$5,507	$—	$—	$5,516

GUARANTOR FINANCIAL STATEMENTS
Diamondback E&P and Diamondback O&G are unconditional guarantor’s (the “Guarantor Subsidiaries”) of the Senior Notes and the second amended and restated credit agreement. On June 23, 2014, in connection with the initial public offering of Viper Energy Partners LP the Company designated the Partnership, its general partner, Viper Energy Partners GP, and the Partnership’s subsidiary Viper Energy Partners LLC as unrestricted subsidiaries under the Indenture and upon such designation, Viper Energy Partners LLC, which was a guarantor under the Indenture prior to such designation, was released as a guarantor under the Indenture. Viper Energy Partners LLC is a limited liability company formed on September 18, 2013 to own and acquire mineral and other oil and natural gas interests in properties in the Permian Basin in West Texas. The following presents condensed consolidated financial information as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 on an issuer (parent company), Guarantor Subsidiaries, Non–Guarantor Subsidiaries and consolidated basis. Elimination entries presented are necessary to combine the entities. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the Guarantor Subsidiaries operated as independent entities. The Company has not presented separate financial and narrative information for each of the Guarantor Subsidiaries because it believes such financial and narrative information would not provide any additional information that would be material in evaluating the sufficiency of the Guarantor Subsidiaries.

Condensed Consolidated Balance Sheet
June 30, 2014
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$7,504	$22,460	$7,029	$—	$36,993
Accounts receivable	—	58,177	7,168	—	65,345
Accounts receivable - related party	—	3,310	—	—	3,310
Intercompany receivable	1,139,057	1,142,456	—	(2,281,513)	—
Inventories	—	3,308	—	—	3,308
Deferred income taxes	4,327	—	—	—	4,327
Other current assets	131	1,274	16	—	1,421
Total current assets	1,151,019	1,230,985	14,213	(2,281,513)	114,704
Property and equipment
Oil and natural gas properties, at cost, based on the full cost method of accounting	—	1,738,012	453,309	—	2,191,321
Pipeline and gas gathering assets	—	6,846	—	—	6,846
Other property and equipment	—	4,973	—	—	4,973
Accumulated depletion, depreciation, amortization and impairment	—	(268,115)	(16,830)	1,793	(283,152)
	—	1,481,716	436,479	1,793	1,919,988
Investment in subsidiaries	613,000	—	—	(613,000)	—
Other assets	9,750	2,952	—	—	12,702
Total assets	$1,773,769	$2,715,653	$450,692	$(2,892,720)	$2,047,394
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$22,755	$720	$—	$23,475
Accounts payable-related party	—	67	—	—	67
Intercompany payable	75,450	2,194,196	11,867	(2,281,513)	—
Other current liabilities	8,675	135,226	1,434	—	145,335
Total current liabilities	84,125	2,352,244	14,021	(2,281,513)	168,877
Long-term debt	450,000	46,000	—	—	496,000
Asset retirement obligations	—	5,437	—	—	5,437
Deferred income taxes	124,743	—	—	—	124,743
Total liabilities	658,868	2,403,681	14,021	(2,281,513)	795,057
Commitments and contingencies
Stockholders’ equity:	1,114,901	311,972	436,671	(748,643)	1,114,901
Noncontrolling interest	—	—	—	137,436	137,436
Total equity	1,114,901	311,972	436,671	(611,207)	1,252,337
Total liabilities and equity	$1,773,769	$2,715,653	$450,692	$(2,892,720)	$2,047,394

Condensed Consolidated Balance Sheet
December 31, 2013
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$526	$14,267	$762	$—	$15,555
Accounts receivable	—	28,544	—	9,426	37,970
Accounts receivable - related party	—	1,303	—	—	1,303
Royalty income receivable	—	—	9,426	(9,426)	—
Intercompany receivable	715,169	413,744	—	(1,128,913)	—
Intercompany note receivable	440,000	—	—	(440,000)	—
Inventories	—	5,631	—	—	5,631
Deferred income taxes	112	—	—	—	112
Other current assets	—	1,397	—	—	1,397
Total current assets	1,155,807	464,886	10,188	(1,568,913)	61,968
Property and equipment
Oil and natural gas properties, at cost, based on the full cost method of accounting	—	1,200,326	448,034	—	1,648,360
Pipeline and gas gathering assets	—	6,142	—	—	6,142
Other property and equipment	—	4,071	—	—	4,071
Accumulated depletion, depreciation, amortization and impairment	—	(207,037)	(5,199)	—	(212,236)
	—	1,003,502	442,835	—	1,446,337
Investment in subsidiaries	235,334	—	—	(235,334)	—
Other assets	10,207	3,102	—	—	13,309
Total assets	$1,401,348	$1,471,490	$453,023	$(1,804,247)	$1,521,614
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$2,679	$—	$—	$2,679
Accounts payable-related party	—	17	—	—	17
Intercompany payable	3,920	1,115,214	87	(1,119,221)	—
Intercompany accrued interest	—	—	9,692	(9,692)	—
Other current liabilities	10,123	108,245	256	—	118,624
Total current liabilities	14,043	1,226,155	10,035	(1,128,913)	121,320
Long-term debt	450,000	10,000	—	—	460,000
Intercompany note payable	—	—	440,000	(440,000)	—
Asset retirement obligations	—	2,989	—	—	2,989
Deferred income taxes	91,764	—	—	—	91,764
Total liabilities	555,807	1,239,144	450,035	(1,568,913)	676,073
Commitments and contingencies
Stockholders’ equity:	845,541	232,346	2,988	(235,334)	845,541
Total equity	845,541	232,346	2,988	(235,334)	845,541
Total liabilities and equity	$1,401,348	$1,471,490	$453,023	$(1,804,247)	$1,521,614

Condensed Consolidated Statement of Operations
Three Months Ended June 30, 2014
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$99,573	$—	$15,709	$115,282
Natural gas sales	—	3,738	—	591	4,329
Natural gas liquid sales	—	6,444	—	949	7,393
Royalty income	—	—	17,249	(17,249)	—
Total revenues	—	109,755	17,249	—	127,004
Costs and expenses:
Lease operating expenses	—	10,496	—	—	10,496
Production and ad valorem taxes	—	7,162	1,392	—	8,554
Gathering and transportation	—	703	—	—	703
Depreciation, depletion and amortization	—	34,616	5,405	—	40,021
General and administrative expenses	3,428	287	219	—	3,934
Asset retirement obligation accretion expense	—	104	—	—	104
Intercompany charges	—	—	78	—	—
Total costs and expenses	3,428	53,368	7,094	—	63,812
Income (loss) from operations	(3,428)	56,387	10,155	—	63,192
Other income (expense)
Interest income - intercompany	5,387	—	—	(5,387)	—
Interest expense	(6,657)	(1,082)	—	—	(7,739)
Interest expense - intercompany	—	—	(5,387)	5,387	—
Other income - related party	—	108	—	(78)	30
Other expense	—	(1,408)	—	—	(1,408)
Gain (loss) on derivative instruments, net	—	(11,088)	—	—	(11,088)
Total other income (expense), net	(1,270)	(13,470)	(5,387)	(78)	(20,205)
Income (loss) before income taxes	(4,698)	42,917	4,768	(78)	42,987
Provision for income taxes	15,163	—	—	—	15,163
Net income (loss)	(19,861)	42,917	4,768	(78)	27,824
Less: Net income attributable to noncontrolling interest	—	—	—	71	71
Net income (loss) attributable to Diamondback Energy, Inc.	$(19,861)	$42,917	$4,768	$(149)	$27,753

Condensed Consolidated Statement of Operations
Three Months Ended June 30, 2013
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$41,034	$—	$—	$41,034
Natural gas sales	—	1,668	—	—	1,668
Natural gas liquid sales	—	2,692	—	—	2,692
Total revenues	—	45,394	—	—	45,394
Costs and expenses:
Lease operating expenses	—	4,968	—	—	4,968
Production and ad valorem taxes	—	3,315	—	—	3,315
Gathering and transportation	—	247	—	—	247
Depreciation, depletion and amortization	—	14,815	—	—	14,815
General and administrative expenses	955	1,666	—	—	2,621
Asset retirement obligation accretion expense	—	45	—	—	45
Total costs and expenses	955	25,056	—	—	26,011
Income (loss) from operations	(955)	20,338	—	—	19,383
Other income (expense)
Interest expense	—	(535)	—	—	(535)
Other income - related party	—	388	—	—	388
Gain on derivative instruments, net	—	3,037	—	—	3,037
Total other income (expense), net	—	2,890	—	—	2,890
Income (loss) before income taxes	(955)	23,228	—	—	22,273
Provision for income taxes	7,802	—	—	—	7,802
Net income (loss)	$(8,757)	$23,228	$—	$—	$14,471

Condensed Consolidated Statement of Operations
Six Months Ended June 30, 2014
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$174,369	$—	$30,671	$205,040
Natural gas sales	—	6,495	—	1,169	7,664
Natural gas liquid sales	—	10,588	—	1,716	12,304
Royalty income	—	—	33,102	(33,102)	—
Total revenues	—	191,452	33,102	454	225,008
Costs and expenses:
Lease operating expenses	—	18,411	—	—	18,411
Production and ad valorem taxes	—	12,065	2,331	—	14,396
Gathering and transportation	—	1,285	—	—	1,285
Depreciation, depletion and amortization	—	60,417	10,577	—	70,994
General and administrative expenses	7,413	793	285	—	8,491
Asset retirement obligation accretion expense	—	176	—	—	176
Intercompany charges	—	—	156	(156)	—
Total costs and expenses	7,413	93,147	13,349	(156)	113,753
Income (loss) from operations	(7,413)	98,305	19,753	610	111,255
Other income (expense)
Interest income - intercompany	10,755	—	—	(10,755)	—
Interest expense	(12,544)	(1,700)	—	—	(14,244)
Interest expense - intercompany	—	—	(10,755)	10,755	—
Other income - related party	—	216	—	(156)	60
Other expense	—	(1,408)	—	—	(1,408)
Gain (loss) on derivative instruments, net	—	(15,486)	—	—	(15,486)
Total other income (expense), net	(1,789)	(18,378)	(10,755)	(156)	(31,078)
Income (loss) before income taxes	(9,202)	79,927	8,998	454	80,177
Provision for income taxes	28,764	—	—	—	28,764
Net income (loss)	(37,966)	79,927	8,998	454	51,413
Less: Net income attributable to noncontrolling interest	—	—	—	71	71
Net income (loss) attributable to Diamondback Energy, Inc.	$(37,966)	$79,927	$8,998	$383	$51,342

Condensed Consolidated Statement of Operations
Six Months Ended June 30, 2013
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$66,287	$—	$—	$66,287
Natural gas sales	—	2,819	—	—	2,819
Natural gas liquid sales	—	5,197	—	—	5,197
Total revenues	—	74,303	—	—	74,303
Costs and expenses:
Lease operating expenses	—	10,403	—	—	10,403
Production and ad valorem taxes	—	4,742	—	—	4,742
Gathering and transportation	—	380	—	—	380
Depreciation, depletion and amortization	—	25,553	—	—	25,553
General and administrative expenses	1,696	3,396	—	—	5,092
Asset retirement obligation accretion expense	—	88	—	—	88
Total costs and expenses	1,696	44,562	—	—	46,258
Income (loss) from operations	(1,696)	29,741	—	—	28,045
Other income (expense)
Interest expense	—	(1,020)	—	—	(1,020)
Other income - related party	—	777	—	—	777
Gain (loss) on derivative instruments, net	—	3,029	—	—	3,029
Total other income (expense), net	—	2,786	—	—	2,786
Income (loss) before income taxes	(1,696)	32,527	—	—	30,831
Provision for income taxes	10,964	—	—	—	10,964
Net income (loss)	$(12,660)	$32,527	$—	$—	$19,867

Condensed Consolidated Statement of Cash Flows
Six Months Ended June 30, 2014
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$(2,145)	$138,172	$14,064	$9,615	$159,706

Cash flows from investing activities:
Additions to oil and natural gas properties	—	(204,075)	(5,275)	—	(209,350)
Acquisition of leasehold interests	—	(312,207)	—	—	(312,207)
Intercompany transfers	(203,169)	223,169	—	(20,000)	—
Other investing activities	—	(2,088)	—	—	(2,088)
Net cash used in investing activities	(203,169)	(295,201)	(5,275)	(20,000)	(523,645)
Cash flows from financing activities:
Proceeds from borrowing on credit facility	—	166,000	—	—	166,000
Repayment on credit facility	—	(130,000)	—	—	(130,000)
Proceeds from public offerings	208,644	—	139,035	—	347,679
Distribution to parent	—	—	(137,500)	137,500	—
Intercompany transfers	—	130,000	—	(130,000)	—
Other financing activities	3,648	(778)	(4,057)	2,885	1,698
Net cash provided by (used in) financing activities	212,292	165,222	(2,522)	10,385	385,377

Net increase in cash and cash equivalents	6,978	8,193	6,267	—	21,438
Cash and cash equivalents at beginning of period	526	14,267	762	—	15,555
Cash and cash equivalents at end of period	$7,504	$22,460	$7,029	$—	$36,993

Condensed Consolidated Statement of Cash Flows
Six Months Ended June 30, 2013
(In thousands)
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$6	$49,792	$—	$—	$49,798

Cash flows from investing activities:
Additions to oil and natural gas properties	—	(112,083)	—	—	(112,083)
Acquisition of leasehold interests	—	(24,742)	—	—	(24,742)
Intercompany transfers	(20,132)	20,132	—	—	—
Other investing activities	—	(1,850)	—	—	(1,850)
Net cash used in investing activities	(20,132)	(118,543)	—	—	(138,675)
Cash flows from financing activities:
Proceeds from borrowing on credit facility	—	49,000	—	—	49,000
Repayment on credit facility	—	(49,000)	—	—	(49,000)
Proceeds from public offerings	144,936	—	—	—	144,936
Distribution to parent	—	—	—	—	—
Intercompany transfers	(49,000)	49,000	—	—	—
Other financing activities	(447)	(72)	—	—	(519)
Net cash provided by (used in) financing activities	95,489	48,928	—	—	144,417

Net increase in cash and cash equivalents	75,363	(19,823)	—	—	55,540
Cash and cash equivalents at beginning of period	14	26,344	—	—	26,358
Cash and cash equivalents at end of period	$75,377	$6,521	$—	$—	$81,898

GUARANTOR FINANCIAL STATEMENTS
Diamondback E&P and Diamondback O&G are unconditional guarantor’s (the “Guarantor Subsidiaries”) of the Senior Notes and the second amended and restated credit agreement. On June 23, 2014, in connection with the initial public offering of Viper Energy Partners LP (“Viper”) the Company designated Viper, its general partner, Viper Energy Partners GP, and Viper’s subsidiary Viper Energy Partners LLC as unrestricted subsidiaries under the Indenture and upon such designation, Viper Energy Partners LLC, which was a guarantor under the Indenture prior to such designation, was released as a guarantor under the Indenture. Viper Energy Partners LLC is a limited liability company formed on September 18, 2013 to own and acquire mineral and other oil and natural gas interests in properties in the Permian Basin in West Texas. The following presents condensed consolidated financial information as of December 31, 2013 and 2012 and for the years ended December 31, 2013, 2012 and 2011 on an issuer (parent company), Guarantor Subsidiaries, Non–Guarantor Subsidiaries and consolidated basis. Elimination entries presented are necessary to combine the entities. The information is presented in accordance with the requirements of Rule 3-10 under the SEC’s Regulation S-X. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the Guarantor Subsidiaries operated as independent entities. The Company has not presented separate financial and narrative information for each of the Guarantor Subsidiaries because it believes such financial and narrative information would not provide any additional information that would be material in evaluating the sufficiency of the Guarantor Subsidiaries.

Condensed Consolidated Balance Sheet
December 31, 2013
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$526	$14,267	$762	$—	$15,555
Accounts receivable	—	28,544	—	9,426	37,970
Accounts receivable - related party	—	1,303	—	—	1,303
Royalty income receivable	—	—	9,426	(9,426)	—
Intercompany receivable	715,169	413,744	—	(1,128,913)	—
Intercompany note receivable	440,000	—	—	(440,000)	—
Inventories	—	5,631	—	—	5,631
Deferred income taxes	112	—	—	—	112
Other current assets	—	1,397	—	—	1,397
Total current assets	1,155,807	464,886	10,188	(1,568,913)	61,968
Property and equipment
Oil and natural gas properties, at cost, based on the full cost method of accounting	—	1,200,326	448,034	—	1,648,360
Pipeline and gas gathering assets	—	6,142	—	—	6,142
Other property and equipment	—	4,071	—	—	4,071
Accumulated depletion, depreciation, amortization and impairment	—	(207,037)	(5,199)	—	(212,236)
	—	1,003,502	442,835	—	1,446,337
Investment in subsidiaries	235,334	—	—	(235,334)	—
Other assets	10,207	3,102	—	—	13,309
Total assets	$1,401,348	$1,471,490	$453,023	$(1,804,247)	$1,521,614
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$2,679	$—	$—	$2,679
Accounts payable-related party	—	17	—	—	17
Intercompany payable	3,920	1,115,214	87	(1,119,221)	—
Intercompany accrued interest	—	—	9,692	(9,692)	—
Other current liabilities	10,123	108,245	256	—	118,624
Total current liabilities	14,043	1,226,155	10,035	(1,128,913)	121,320
Long-term debt	450,000	10,000	—	—	460,000
Intercompany note payable	—	—	440,000	(440,000)	—
Asset retirement obligations	—	2,989	—	—	2,989
Deferred income taxes	91,764	—	—	—	91,764
Total liabilities	555,807	1,239,144	450,035	(1,568,913)	676,073
Commitments and contingencies
Stockholders’ equity:	845,541	232,346	2,988	(235,334)	845,541
Total equity	845,541	232,346	2,988	(235,334)	845,541
Total liabilities and equity	$1,401,348	$1,471,490	$453,023	$(1,804,247)	$1,521,614

Condensed Consolidated Balance Sheet
December 31, 2012
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$14	$26,344	$—	$—	$26,358
Accounts receivable	—	14,040	—	—	14,040
Accounts receivable - related party	—	772	—	—	772
Intercompany receivable	381,495	24,940	—	(406,435)	—
Inventories	—	6,195	—	—	6,195
Deferred income taxes	1,857	—	—	—	1,857
Other current assets	39	1,014	—	—	1,053
Total current assets	383,405	73,305	—	(406,435)	50,275
Property and equipment
Oil and natural gas properties, at cost, based on the full cost method of accounting	—	697,742	—	—	697,742
Other property and equipment	—	2,337	—	—	2,337
Accumulated depletion, depreciation, amortization and impairment	—	(145,837)	—	—	(145,837)
	—	554,242	—	—	554,242
Investment in subsidiaries	144,461	—	—	(144,461)	—
Other assets	—	2,184	—	—	2,184
Total assets	$527,866	$629,731	$—	$(550,896)	$606,701
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$9	$12,132	$—	$—	$12,141
Accounts payable-related party	—	18,813	—	—	18,813
Intercompany payable	3,020	403,415	—	(406,435)	—
Other current liabilities	74	48,204	—	—	48,278
Total current liabilities	3,103	482,564	—	(406,435)	79,232
Long-term debt	—	193	—	—	193
Asset retirement obligations	—	2,125	—	—	2,125
Other liabilities	—	388	—	—	388
Deferred income taxes	62,695	—	—	—	62,695
Total liabilities	65,798	485,270	—	(406,435)	144,633
Commitments and contingencies
Stockholders’ equity:	462,068	144,461	—	(144,461)	462,068
Total equity	462,068	144,461	—	(144,461)	462,068
Total liabilities and equity	$527,866	$629,731	$—	$(550,896)	$606,701

Condensed Consolidated Statement of Operations
Year Ended December 31, 2013
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$174,868	$—	$13,885	$188,753
Natural gas sales	—	5,852	—	397	6,249
Natural gas liquid sales	—	12,295	—	705	13,000
Royalty income	—	—	14,987	(14,987)	—
Total revenues	—	193,015	14,987	—	208,002
Costs and expenses:
Lease operating expenses	—	21,157	—	—	21,157
Production and ad valorem taxes	—	11,927	972	—	12,899
Gathering and transportation	—	918	—	—	918
Depreciation, depletion and amortization	—	61,398	5,199	—	66,597
General and administrative expenses	3,909	7,127	—	—	11,036
Asset retirement obligation accretion expense	—	201	—	—	201
Intercompany charges	—	—	87	(87)	—
Total costs and expenses	3,909	102,728	6,258	(87)	112,808
Income (loss) from operations	(3,909)	90,287	8,729	87	95,194
Other income (expense)
Interest income	1	—	—	—	1
Interest income - intercompany	5,741	—	—	(5,741)	—
Interest expense	(592)	(7,467)	—	—	(8,059)
Interest expense - intercompany	—	—	(5,741)	5,741	—
Other income - related party	—	1,077	—	—	1,077
Other income - intercompany	—	87	—	(87)	—
Other expense	—	—	—	—	—
Loss on derivative instruments, net	—	(1,872)	—	—	(1,872)
Total other income (expense), net	5,150	(8,175)	(5,741)	(87)	(8,853)
Income before income taxes	1,241	82,112	2,988	—	86,341
Provision for income taxes	31,754	—	—	—	31,754
Net income (loss)	$(30,513)	$82,112	$2,988	$—	$54,587

Condensed Consolidated Statement of Operations
Year Ended December 31, 2012
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$65,704	$—	$—	$65,704
Natural gas sales	—	2,379	—	—	2,379
Natural gas liquid sales	—	6,879	—	—	6,879
Total revenues	—	74,962	—	—	74,962
Costs and expenses:
Lease operating expenses	—	15,247	—	—	15,247
Production and ad valorem taxes	—	5,237	—	—	5,237
Gathering and transportation	—	424	—	—	424
Depreciation, depletion and amortization	—	26,273	—	—	26,273
General and administrative expenses	2,665	7,711	—	—	10,376
Asset retirement obligation accretion expense	—	98	—	—	98
Intercompany charges	—	84	—	(84)	—
Total costs and expenses	2,665	55,074	—	(84)	57,655
Income (loss) from operations	(2,665)	19,888	—	84	17,307
Other income (expense)
Interest income	—	3	—	—	3
Interest expense	—	(3,610)	—	—	(3,610)
Other income - related party	—	2,132	—	—	2,132
Other income - intercompany	—	84	—	(84)	—
Gain on derivative instruments, net	—	2,617	—	—	2,617
Loss from equity investment	—	(67)	—	—	(67)
Total other income (expense), net	—	1,159	—	(84)	1,075
Income (loss) before income taxes	(2,665)	21,047	—	—	18,382
Provision for income taxes	54,903	—	—	—	54,903
Net income (loss)	$(57,568)	$21,047	$—	$—	$(36,521)

Condensed Consolidated Statement of Operations
Year Ended December 31, 2011
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenues:
Oil sales	$—	$2,582	$—	$—	$2,582
Oil sales - related party	—	38,873	—	—	38,873
Natural gas sales	—	1,647	—	—	1,647
Natural gas liquid sales	—	4,773	—	—	4,773
Oil and natural gas services - related party	—	1,491	—	—	1,491
Total revenues	—	49,366	—	—	49,366
Costs and expenses:
Lease operating expenses	—	9,931	—	—	9,931
Production and ad valorem taxes	—	3,032	—	—	3,032
Gathering and transportation	—	202	—	—	202
Oil and natural gas services	—	1,733	—	—	1,733
Depreciation, depletion and amortization	—	15,601	—	—	15,601
General and administrative expenses	—	3,655	—	—	3,655
Asset retirement obligation accretion expense	—	65	—	—	65
Intercompany charges	—	—	—	—	—
Total costs and expenses	—	34,219	—	—	34,219
Income from operations	—	15,147	—	—	15,147
Other income (expense)
Interest income	—	11	—	—	11
Interest expense	—	(2,528)	—	—	(2,528)
Loss on derivative instruments, net	—	(13,009)	—	—	(13,009)
Loss from equity investment	—	(7)	—	—	(7)
Total other expense, net	—	(15,533)	—	—	(15,533)

Net Loss	$—	$(386)	$—	$—	$(386)

Condensed Consolidated Statement of Cash Flows
Year Ended December 31, 2013
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$12,302	$138,630	$4,845	$—	$155,777

Cash flows from investing activities:
Additions to oil and natural gas properties	—	(288,503)	(4,083)	—	(292,586)
Acquisition of leasehold interests	—	(639,976)	—	—	(639,976)
Intercompany transfers	(729,344)	729,344	—	—	—
Other investing activities	—	(7,578)	—	—	(7,578)
Net cash used in investing activities	(729,344)	(206,713)	(4,083)	—	(940,140)
Cash flows from financing activities:
Proceeds from borrowing on credit facility	—	59,000	—	—	59,000
Repayment on credit facility	—	(49,000)	—	—	(49,000)
Proceeds from senior notes	450,000	—	—	—	450,000
Proceeds from public offerings	322,680	—	—	—	322,680
Distribution to parent	—	—	—	—	—
Intercompany transfers	(49,000)	49,000	—	—	—
Other financing activities	(6,126)	(2,994)	—	—	(9,120)
Net cash provided by financing activities	717,554	56,006	—	—	773,560

Net increase (decrease) in cash and cash equivalents	512	(12,077)	762	—	(10,803)
Cash and cash equivalents at beginning of period	14	26,344	—	—	26,358
Cash and cash equivalents at end of period	$526	$14,267	$762	$—	$15,555

Condensed Consolidated Statement of Cash Flows
Year Ended December 31, 2012
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$861	$48,831	$—	$—	$49,692

Cash flows from investing activities:
Additions to oil and natural gas properties	—	(111,797)	—	—	(111,797)
Acquisition of leasehold interests	—	(63,590)	—	—	(63,590)
Intercompany transfers	(107,961)	107,961	—	—	—
Other investing activities	—	(7,691)	—	—	(7,691)
Net cash used in investing activities	(107,961)	(75,117)	—	—	(183,078)
Proceeds from borrowing on credit facility	—	15,000	—	—	15,000
Repayment on credit facility	—	(100,000)	—	—	(100,000)
Proceeds from note payable - related party	—	30,000	—	—	30,000
Repayment of note payable - related party	—	(30,050)	—	—	(30,050)
Proceeds from public offerings	237,164	—	—	—	237,164
Intercompany transfers	(130,050)	130,050	—	—	—
Contribution by members	—	4,008	—	—	4,008
Other financing activities	—	(3,337)	—	—	(3,337)
Net cash provided by financing activities	107,114	45,671	—	—	152,785

Net increase in cash and cash equivalents	14	19,385	—	—	19,399
Cash and cash equivalents at beginning of period	—	6,959	—	—	6,959
Cash and cash equivalents at end of period	$14	$26,344	$—	$—	$26,358

Condensed Consolidated Statement of Cash Flows
Year Ended December 31, 2011
			Non–
		Guarantor	Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$30,998	$—	$—	$30,998

Cash flows from investing activities:
Additions to oil and natural gas properties	—	(80,174)	—	—	(80,174)
Deconsolidation of Bison	—	(10)	—	—	(10)
Proceeds from sale of membership interest in equity investment	—	6,010	—	—	6,010
Other investing activities	—	(6,934)	—	—	(6,934)
Net cash used in investing activities	—	(81,108)	—	—	(81,108)
Cash flows from financing activities:
Proceeds from borrowing on credit facility	—	40,233	—	—	40,233
Contributions by members	—	13,517	—	—	13,517
Other financing activities	—	(800)	—	—	(800)
Net cash provided by financing activities	—	52,950	—	—	52,950

Net increase in cash and cash equivalents	—	2,840	—	—	2,840
Cash and cash equivalents at beginning of period	—	4,119	—	—	4,119
Cash and cash equivalents at end of period	$—	$6,959	$—	$—	$6,959